Share capital - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Balance at beginning of period	€ 2,875,658	€ 1,214,249	€ 1,011,983
Costs of capital increase		(4,447)	(15,964)
Aggregate share capital	353,819	349,789	294,600	€ 250,187
Balance at end of period	2,670,355	2,875,658	1,214,249	1,011,983
Share capital.
Disclosure of classes of share capital [line items]
Balance at beginning of period	287,282	236,540	233,414
Share capital increase	4,031	55,189	19,090
Costs of capital increase	0	(4,447)	(15,964)
Aggregate share capital	353,819	349,789	294,600
Costs of capital increase (accumulated)	(62,507)	(62,507)	(58,060)
Balance at end of period	€ 291,312	€ 287,282	€ 236,540	€ 233,414